Share Based Compensation (RSU Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of restricted shares
Restricted share expense	$ 2,034	$ 2,107
Restricted shares [Member]
Summary of restricted shares
Unvested units, beginning of year	252	277
Granted during the year	50	185
Vested during the year	(107)	(210)
Forfeited during the year	(23)	0
Unvested units, end of year	172	252
Weighted average remaining life	1 year 8 months 26 days	1 year 5 months 26 days
Restricted share expense	$ 2,034	$ 2,107